LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [Abstract]
LOSS PER SHARE
NOTE 20: -   LOSS PER SHARE

Details of the number of shares and income (loss) used in the computation of loss per share:

	Year ended December 31,
	2025
	Weighted number of shares	Loss from continuing operations, attributable to equity holders of the Company	Income from discontinued operations, attributable to equity holders of the Company - Basic	Income from discontinued operations, attributable to equity holders of the Company - Diluted
Number of shares and income (loss )	7,874,039	(13,357)	4,877	4,860

Since the income from discontinued operations attributable to equity holders of the Company under the basic calculation does not differ materially from that under the diluted calculation, there was no material impact on earnings per share, and both basic and diluted earnings per share from discontinued operations amounted to approximately $0.62 per share.

	Year ended December 31,
	2024
	Weighted number of shares	Loss from continuing operations, attributable to equity holders of the Company	Loss from discontinued operations, attributable to equity holders of the Company
Number of shares and loss	5,697,245	(14,049)	(2,436)

	Year ended December 31,
	2023
	Weighted number of shares *)	Loss from continuing operations, attributable to equity holders of the Company	Loss from discontinued operations, attributable to equity holders of the Company
Number of shares and loss	4,589,386	(20,946)	(2,933)

*) To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 18(d) and Note 18(e) for number of outstanding options and RSUs. In addition, weighed number of shares for 2023 have been retroactively adjusted to reflect the reverse stock split. See Note 17(c).